BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS	12 Months Ended
Dec. 31, 2014
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS

4. BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS

Acquisitions in 2014

Kitlocate

        In March 2014, the Company completed the acquisition of a 100% ownership interest in KitLocate Ltd. ("KitLocate"), the developer of an energy-efficient geolocation technology for mobile devices, for a cash consideration of up to $10.2 (RUR 371 at the exchange rate as of the acquisition date), including $4.0 (RUR 145 at the exchange rate as of the acquisition date) paid in full upon closing of the deal, $2.3 (RUR 84 at the exchange rate as of the acquisition date) of earn-out payments on the achievement of certain distribution milestones, and $3.9 (RUR 142 at the exchange rate as of the acquisition date) paid to an escrow account that will be gradually released during a period of four years after the completion date to the KitLocate's founders subject to their continued employment. The Company has not recorded the contingent payments related to the continued employment as purchase price consideration but instead records them as compensation expense on a straight-line basis as the former KitLocate's shareholders completed their requisite service periods.

        Set out below is the condensed balance sheet of KitLocate as of March 12, 2014, reflecting an allocation of the purchase price to net assets acquired:

March 12, 2014
RUR
ASSETS:
Cash and cash equivalents	4
Current assets	1
Intangible assets	59
Goodwill	158

Total assets	222

LIABILITIES:
Current liabilities	4
Deferred tax liabilities	15

Net assets	203

Total purchase consideration	203

        The RUR 158 ($2.8) assigned to goodwill is attributable to the Russian Search and Portal reportable segment and primarily arises due to an assembled workforce that does not qualify for separate recognition and specific synergies that result from the distribution capabilities of the Company. Of the RUR 59 ($1.0) assigned to intangible assets, RUR 30 ($0.5) relates to pending patents, RUR 20 ($0.4) relates to software and RUR 9 ($0.1) to non-compete agreements.

        The results of operations of KitLocate for the period prior to acquisition would not have had a material impact on the Company's results of operations for the years ended December 31, 2013 and 2014. Accordingly, no pro forma financial information is presented. The results of operations of KitLocate did not have a material impact on the Company's results of operations for the year December 31, 2014.

Auto.ru

        In August 2014, the Company completed the acquisition of a 100% ownership interest in Auto.ru Group ("Auto.ru"), one of the leading online auto classifieds businesses in Russia, for cash consideration of $178.4 (RUR 6,428 at the exchange rate as of the acquisition date) paid in full upon closing of the deal, including $14.0 (RUR 504 at the exchange rate as of the acquisition date) paid into an escrow account. The amount in escrow will be paid to the sellers in two instalments with respect to 50% of the escrow amount on the date falling 18 months after the completion date and with respect to the remaining 50% on the date falling 43 months after the completion date, assuming no warranty claims.

        Set out below is the condensed balance sheet of Auto.ru as of August 19, 2014, reflecting a preliminary allocation of the purchase price to net assets acquired:

August 19, 2014
RUR
ASSETS:
Cash and cash equivalents	204
Current assets	36
Property and equipment	16
Intangible assets	1,400
Goodwill	5,168

Total assets	6,824

LIABILITIES:
Current liabilities	28
Non-current liabilities	80
Deferred tax liabilities	288

Net assets	6,428

Total purchase consideration	6,428

        The completion of the purchase price allocation is subject to completion of the intangible assets valuation. The RUR 5,168 ($91.9) assigned to goodwill is attributable to the Other reportable segment and primarily arises due to an assembled workforce that does not qualify for separate recognition and specific synergies that result from convergence with other vertical aggregators developed by the Company and the Company's distribution capabilities. Of the RUR 1,400 ($24.9) assigned to intangible assets, approximately RUR 926 ($16.5) relates to trade names that will be amortized over a period of 10.0 years. The remaining RUR 474 ($8.4) assigned to intangible assets represents customer relationships RUR 302 ($5.4), website and applications RUR 138 ($2.4), and portal content RUR 34 ($0.6).

        The results of operations of Auto.ru for the period prior to acquisition would not have had a material impact on the Company's results of operations for the years ended December 31, 2013 and 2014. Accordingly, no pro forma financial information is presented. The results of operations of Auto.ru did not have a material impact on the Company's results of operations for the year December 31, 2014.

ADFOX

        In September 2014, the Company completed the acquisition of assets and assumption of liabilities constituting a business of ADFOX LLC ("ADFOX"), operating an advertising technology platform that provides services for planning, managing and analysing advertising campaigns on the internet, for cash consideration of $11.3 (RUR 446 at the exchange rate as of the acquisition date), $8.5 (RUR 336 at the exchange rate as of the acquisition date) of which were paid upon closing of the deal. The amount of $2.8 (RUR 110 at the exchange rate as of the acquisition date) will be paid to the sellers in two tranches on the first and the second anniversary of the completion closing assuming no warranty claims. The acquisition is accounted for as a business combination.

        Set out below is the condensed balance sheet of ADFOX as of September 30, 2014, reflecting an allocation of the purchase price to net assets acquired:

September 30, 2014
RUR
ASSETS:
Property and equipment	2
Intangible assets	74
Deferred tax assets	74
Goodwill	296

Total assets	446

Net assets	446

Total purchase consideration	446

        The RUR 296 ($5.3) assigned to goodwill is attributable to the Russian Search and Portal reportable segment and primarily arises due to an assembled workforce that does not qualify for separate recognition and specific synergies that result from the application of the acquired technologies in the Company's business. Of the RUR 74 ($1.3) assigned to intangible assets, RUR 59 ($1.0) relates to software and website and RUR 15 ($0.3) relates to trade names.

        The results of operations of ADFOX for the period prior to acquisition would not have had a material impact on the Company's results of operations for the years ended December 31, 2013 and 2014. Accordingly, no pro forma financial information is presented. The results of operations of ADFOX did not have a material impact on the Company's results of operations for the years ended December 31, 2013 and December 31, 2014.

Other

        During the year ended December 31, 2014, the Company completed other acquisitions and purchases of intangible assets for total consideration of approximately RUR 347 ($6.2). In aggregate, RUR 215 ($3.8) was attributed to intangible assets, RUR 106 ($1.9) was attributed to goodwill, and RUR 26 ($0.5) was attributed to deferred tax assets. Goodwill is attributable to the Russian E-commerce reportable segment.

Acquisition in 2013

KinoPoisk

        In October 2013, the Company completed the acquisition of a 100% ownership interest in KinoPoisk LLC and its subsidiary ("KinoPoisk"), operating the largest and most comprehensive Russian-language website dedicated to movies, television programs and celebrities, for cash consideration of $80.0 (RUR 2,577 at the exchange rate as of the acquisition date) paid in full upon closing of the deal, including $3.0 (RUR 97 at the exchange rate as of the acquisition date) paid into an escrow account. The amount in escrow will be paid to the sellers on the second anniversary of the completion closing assuming no warranty claims.

        Set out below is the condensed balance sheet of KinoPoisk as of October 14, 2013, reflecting an allocation of the purchase price to the net assets acquired:

October 14, 2013
RUR
ASSETS:
Cash and cash equivalents	39
Current assets	59
Property and equipment	3
Intangible assets	440
Goodwill	2,140
Non-current assets	1

Total assets	2,682

LIABILITIES:
Current liabilities	20
Deferred tax liabilities	85

Net assets	2,577

Total purchase consideration	2,577

        The RUR 2,140 assigned to goodwill is attributable to the Other reportable segment and primarily arises due to an assembled workforce that does not qualify for separate recognition and specific synergies that result from the distribution capabilities and market position of the Company. Of the RUR 440 assigned to intangible assets, approximately RUR 224 relates to trade names and approximately RUR 135 relates to portal content that will be amortized over a period of 10.0 years. The remaining RUR 81 assigned to intangible assets represents website and applications (RUR 63), non-compete agreements (RUR 14) and customer relationships (RUR 4).

        The results of operations of KinoPoisk for the period prior to acquisition would not have had a material impact on the Company's results of operations for the years ended December 31, 2012 and 2013. Accordingly, no pro forma financial information is presented. The results of operations of KinoPoisk did not have a material impact on the Company's results of operations for the years ended December 31, 2013 and December 31, 2014.

Disposal in 2013

Yandex.Money

        In July 2013, the Company completed the sale of a 75% less one ruble interest in the charter capital of Yandex.Money to Sberbank for a cash consideration of RUR 1,964 ($59.1 at the exchange rate as of the sale date). A gain on sale and deconsolidation of the subsidiary in the amount of RUR 2,035 was recognized as other income, net.

        The Company retained a non-controlling interest (25% plus one ruble) and significant influence over Yandex.Money's business as its electronic money system continues to be one of the primary payment means for the Company's advertising services. Accordingly, Yandex.Money's results of operations before the sale of a 75% less one ruble interest are classified within continuing operations and the remaining investment is accounted for under the equity method within Investments in non-marketable equity securities.

        Yandex.Money's assets held for sale and liabilities related to assets held for sale as of December 31, 2012 and July 4, 2013 (the date of sale) consisted of the following:

	December 31, 2012	July 4, 2013
	RUR	RUR
Assets held for sale
Cash and cash equivalents	1,164	1,195
Term deposits	150	280
Funds receivable, net	190	192
Goodwill	378	378
Other	142	120

Total assets held for sale	2,024	2,165

Liabilities related to assets held for sale
Funds payable and amounts due to customers	1,596	1,653
Other	23	52

Total liabilities related to assets held for sale	1,619	1,705

Acquisition in 2012

Seismotech

        In July 2012, the Company completed the acquisition of a 25% ownership interest in Seismotech LLC ("Seismotech"), a Russian-based geophysical data processing company, for RUR 27. The Company also has a 3-year option to buy another 25% interest in Seismotech at a fixed price that is accounted for at fair value (Notes 6 and 7). The Company exercises significant influence over Seismotech and accordingly accounts for this investment under the equity method.

Disposal in 2012

Face.com

        In July 2012, the Company completed the sale of its ownership interest in Face.com, Inc. (formerly Vizi Information Labs Ltd. ("Vizi Labs")) to a subsidiary of Facebook, Inc. ("Facebook") for cash consideration of RUR 174 and 142,479 shares of Facebook. A gain on sale in the amount of RUR 234 was recognized as other income, net.